Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities:
Held-to-maturity, fair value	$ 9,942	$ 12,472
STOCKHOLDERS' EQUITY
Preferred stock: par value	$ 0	$ 0
Preferred stock: shares authorized	100,000	100,000
Preferred stock: shares issued	25,083	25,083
Preferred stock: shares outstanding	25,083	25,083
Common stock: par value	$ 5	$ 5
Common stock: shares authorized	7,000,000	7,000,000
Common stock: shares issued	4,478,295	4,478,295
Treasury shares	1,137,266	1,152,354